Convertible redeemable preferred shares	12 Months Ended
Mar. 31, 2022
Statement of Stockholders' Equity [Abstract]
Convertible redeemable preferred shares

20.	Convertible redeemable preferred shares
Series A convertible redeemable preferred shares (“Series A Preferred Shares”)
On October 15, 2012, the Company entered into a shares purchase agreement with certain investors, pursuant to which 3,102,000 and 7,238,000 Series A Preferred Shares were issued on November 19, 2012 and April 3, 2013, respectively, for an aggregated consideration of US$11.0 million. The Company incurred issuance costs of RMB1.7 million (US$0.3 million) in connection with this offering.
Series B convertible redeemable preferred shares (“Series B Preferred Shares”)
On February 7, 2014, the Company entered into a shares purchase agreement with certain investors, pursuant to which 9,067,384 Series B Preferred Shares were issued on February 24, 2014 for an aggregated consideration of US$19.0 million. The Company incurred issuance costs of RMB1.9 million (US$0.3 million) in connection with this offering.
Series C convertible redeemable preferred shares (“Series C Preferred Shares”)
On May 3, 2015, the Company entered into a shares purchase agreement with certain investors, pursuant to which 5,518,101 Series C Preferred Shares were issued on May 13, 2015 for an aggregated consideration of US$25.5 million. The Company incurred issuance costs of RMB2.7 million (US$0.4 million) in connection with this offering. On July 7, 2015, the Company cancelled 865,585 Series C Preferred Shares previously issued to other investor for not receiving any consideration for these issued shares. Subsequently, on January 7, 2016, the Company re-issued
these shares to other investors for an aggregated consideration of US$4 million. The subscription consideration for the re-issued
shares is lower than their fair value as of the date of closing of the re-issuance,
with the difference of RMB4.9 million (US$0.7 million) being recorded as deemed dividend to Series C preferred shareholders.

Series C+ convertible redeemable preferred shares (“Series C+ Preferred Shares”)
On January 26, 2016, the Company entered into a shares purchase agreement with certain investors, pursuant to which 552,005 Series C+ Preferred Shares were issued on January 26, 2016 for an aggregated consideration of US$3.8 million. Subsequently, on March 21, 2016, all 552,005 Series C+ Preferred Shares were cancelled as no consideration for these shares were received.
On January 26, 2016, the Company issued a warrant to purchase up to 6,734,459 (as adjusted from time to time pursuant to the provisions of this warrant) Series C+ Preferred Shares to an investor at an exercise price equivalent to the conversion price of the Series C+ Preferred Shares in effect at the time of such exercise, amounting to an aggregate purchase price of up to US$46.2 million (the “CMB Warrant”). This warrant was issued in connection with an investment of RMB303.2 million (equivalent to US$46.2 million) made by the investor to one of the Company’s PRC consolidated VIEs, Guangcheng (Shanghai) Information Technology Co., Ltd. (“Guangcheng”), on January 26, 2016 (the “CMB investment”). The investor can convert the investment into Series C+ Preferred Shares of the Company by exercising the warrant.
On March 21, 2016, the Company issued a warrant to purchase up to 552,005 (as adjusted from time to time pursuant to the provisions of this warrant) Series C+ Preferred Shares to an investor at an exercise price per share equal to the conversion price of the Series C+ Preferred Shares in effect at the time of the exercise, amounting to an aggregate purchase price of up to US$3.8 million (equivalent to RMB24.9 million). The investor can convert the investment into Series C+ Preferred Shares of the Company by exercising the warrant.
The two warrants to purchase Series C+ Preferred Shares described above are collectively referred to as “Series C+ Warrants”.
Each of the Series C+ Warrants is embedded in the respective investment instead of freestanding because it was (1) issued in connection with the investments, and (2) not separately exercisable without terminating the investment. The investment is considered to be accounted for as permanent equity because the Company would not be required to return the investment to the investor regardless of whether the warrant is exercised or not. The warrant, as an equity-linked instrument, is clearly and closely related to the investment which is an equity host, and thus does not need to be bifurcated and separately accounted for. Therefore, the combined instrument (investment and warrant) is accounted for as additional paid-in
capital in the consolidated balance sheets.
On March 31, 2020, all parties to the CMB Warrant and the CMB Investment entered into an agreement on the settlement of the CMB Warrant and the CMB Investment. According to this agreement:

•	The investor shall exercise the CMB Warrant at an exercise price of US$6.86 per share for 6,734,459 Series C+ Preferred Shares.

•	Guangcheng shall repay the CMB Investment to the investor two years after this agreement is signed.

•	The investor shall pay the exercise price of the CMB Warrant to the Company immediately after receiving the repayment of the CMB Investment from Guangcheng.
On August 19, 2020, the CMB Warrant was exercised at an exercise price of US$6.86 per share for 6,734,459 Series C+ Preferred Share. Therefore, the Company recorded Series C+ Preferred Shares at the exercise date fair value amounting to RMB656.4 million and derecognized the permeant equity of CMB Warrant. The difference between the fair value of Series C+ Preferred Shares and the carrying value of the permeant equity adjust ed
 additional
paid-in
capital (or in the absence of additional
paid-in
capital, retained earnings) as it results from an equity transaction. The Company accounts for Loan from CMB as a long-term debt initially recognized in the amount of RMB303 million (which is the present value of the principal amount of US$46 million) and subsequently measured at amortized cost.
During the years ended March 31, 2021 and 2022, the Company repaid the principal of Loan from CMB in the amount of RMB10.8 million and RMB235.0 million, respectively. For the years ended March 31, 2021 and 2022, the Company recorded RMB9.3 million and RMB8.9 million interest expenses of Loan from CMB.

Series D convertible redeemable preferred shares (“Series D Preferred Shares”)
On September 8, 2017, the Company entered into a shares purchase agreement with certain investors, pursuant to which 1,492,652 and 803,735 Series D Preferred Shares were issued on October 25, 2017 and November 13, 2017, respectively, for an aggregated consideration of US$20.0 million. The Company incurred issuance costs of RMB1.1 million (US$0.2 million) in connection with this offering.
On January 30, 2018, the Company issued convertible promissory notes that are convertible into Series D Preferred Shares (“Series D Notes”).
On August 3, 2018, the Company issued 229,639 Series D Preferred Shares upon the conversion of the Series D Notes.
Series
D-1
convertible redeemable preferred shares (“Series
D-1
Preferred Shares”)
On June 19, 2018, the Company entered into a shares purchase agreement with certain investors, pursuant to which 1,089,265 Series
D-1
Preferred Shares were issued on August 3, 2018 for an aggregated consideration of US$10.0 million. The Company incurred issuance costs of RMB0.1 million (US$ 25,000) in connection with this offering. The subscription consideration is lower than the fair value of the preferred shares as of the date of closing, with the difference of RMB0.2 million being recorded as deemed dividend to Series
D-1
preferred shareholders.
On August 3, 2018, the Company issued a warrant to purchase up to 1,089,265 Series
D-1
Preferred Shares (“Series
D-1
Warrant” and see Note 22), in connection with a loan granted to Guangcheng (“Loan for Series
D-1
Warrant” and see Note 22).
On March 31, 2020, the Company issued 1,089,265 Series
D-1
Preferred Shares upon the exercise of the Series
D-1
Warrant (Details refer to Note 22(a)).
Series
D-2
convertible redeemable preferred shares (“Series
D-2
Preferred Shares”)
On January 16, 2019, the Company issued a warrant to purchase up to 963,139 Series
D-2
Preferred Shares (“Series
D-2
Warrant” and see Note 22), in connection with a loan granted to Guangcheng (“Loan for Series
D-2
Warrant” and See Note 22).
On January 16, 2019, the Company issued convertible promissory notes (“Series
D-2
CW Notes” and “Series
D-2
DL Notes”) that are convertible into Series
D-2
Preferred Shares (Details refer to Note 22).
On March 23, 2020, the Company issued 219,664 Series
D-2
Preferred Shares upon the conversion of the Series
D-2
CW Notes and Series
D-2
DL Notes (Details refer to Note 22(c) and Note 22(d)).
On March 31, 2020, the Company issued 963,139 Series
D-2
Preferred Shares upon the exercise of the Series
D-2
Warrant (Details refer to Note 22(b)).
Series
D-3
convertible redeemable preferred shares (“Series
D-3
Preferred Shares”)
On June 16, 2019, the Company issued a warrant to purchase up to 154,395 Series
D-3
Preferred Shares (“Series
D-3
Warrant A” and see Note 22) in connections with a loan of RMB10 million granted to Guangcheng (“Loan for Series
D-3
Warrant A ” and see Note 22) and a warrant to purchase up to 617,580 Series
D-3
Preferred Shares (“Series
D-3
Warrant B” and see Note 22) in connection with another loan of RMB40 million granted to Guangcheng (Loan for Series
D-3
Warrant B and see Note 22).

Series E convertible redeemable preferred shares (“Series E Preferred Shares”)
On June 17, 2019, the Company entered into a shares purchase agreement with an investor, pursuant to which 290,555 Series E Preferred Shares were issued on June 24, 2019 for an aggregated consideration of US$3 million. The Company incurred issuance costs of RMB0.1 million (US$ 21,244) in connection with this offering.
On November 21, 2019, in connection with the step acquisition of Nanjing Xingmu, the Company issued 461,513 Series E Preferred Shares with a total purchase consideration amounting to US$4.8 million.
On February 10, 2020, the Company entered into a shares purchase agreement with an investor, pursuant to which 290,555 Series E Preferred Shares were issued on February 17, 2020 for an aggregated consideration of US$3 million. The consideration is lower than the fair value of the preferred shares as of the date of closing, with the difference of RMB0.4 million being recorded as deemed dividend to Series E preferred shareholders.
On March 6, 2020, the Company issued a warrant to purchase up to 205,767 Series E Preferred Shares at an exercise price of US$10.3251 per share (“Series E Warrant” and see Note 22(h)).
On June 1, 2020, the Company issued 4,842,587 Series E Preferred Shares to an investor for an aggregated consideration of US$50 million. The consideration is lower than the fair value of the preferred shares as of the date of closing, with the difference of RMB12 million being recorded as deemed dividend to Series E preferred shareholders.
The Series A, B, C, C+, D,
D-1,
D-2,
D-3
and E Preferred Shares (issued or to be issued upon exercise of warrants or conversion of convertible promissory notes) are collectively referred to as the Preferred Shares. The rights, preferences and privileges of the Preferred Shares are as follows:
Conversion rights
Each Preferred Share may be converted at any time into ordinary shares at the option of the holders at the then applicable conversion price. The initial conversion ratio is 1:1, subject to adjustment in the event of (i) share splits or combinations, share dividends or distribution, other dividends, recapitalization and similar events, or (ii) issuance of ordinary shares (excluding certain events such as issuance of ordinary shares pursuant to a public offering) at a price per share less than the conversion price in effect immediately prior to such issuance. On May 13, 2015, the conversion prices of Series A and B Preferred Shares were increased from US$1.06 and US$2.10 to US$1.40 and US$2.22, respectively, due to some then-effective conversion price adjustment clauses. Other than these changes, no adjustment to conversion prices of the Preferred Shares issued has occurred so far.
Each Preferred Share shall be automatically converted, based on the then applicable conversion price, into ordinary shares immediately upon the closing of an initial public offering of the Company’s ordinary shares with an offering price (net of underwriting commissions and expenses) that implies a market capitalization of the Company immediately prior to such offering of not less than US$800 million, and that results in gross cash proceeds to the Company of at least US$50 million (“Qualified IPO”, the criteria of which have been adjusted a number of times historically).
The Company determined that there were no beneficial conversion features (“BCF”) identified for any of the Preferred Shares during any of the periods. In making this determination, the Company compared the fair value of the ordinary shares into which the Preferred Shares are convertible with the respective effective conversion price at the issuance date. In all instances, the effective conversion price was greater than the fair value of the ordinary shares. To the extent a conversion price adjustment occurs, as described above, the Company would reevaluate whether or not BCF should be recognized.
Voting rights
Each of the Preferred Shares has voting rights equivalent to the number of ordinary shares to which it is convertible at the record date. The Preferred Shares shall vote separately as a class with respect to certain specified matters. Otherwise, the holders of the Preferred Shares and ordinary shares shall vote together as a single class.
Dividend rights
The holders of the Preferred Shares shall be entitled to receive dividends at the same rate as for the holders of the ordinary shares (calculated on an as converted basis), payable out of funds or assets when and as such funds or assets become legally available therefor on parity with each other and the holders of the Ordinary Shares, when, as, and if declared by the Board of Directors, with preference to Series E Preferred Shares, followed by Series
D-3,
D-2,
D-1,
D, C+, C, B, A Preferred Shares, and then any other class or series of shares.
Liquidation preference
In the event of any liquidation (including deemed liquidation, such as change in control, etc.), dissolution or winding up of the Company, whether voluntary or involuntary, all assets and funds of the Company legally available for distribution (after satisfaction of all creditors’ claims and claims that may be preferred by law) shall be distributed in the following preference order:

(1)
Holders of the Series E Preferred Shares shall be entitled to receive a per share amount equal to 110% of the issue price of Series E Preferred Shares, respectively, plus all declared but unpaid dividends.

(2)	Holders of Series D-3 Preferred Shares shall be entitled to receive a per share amount equal to 140% of the issue price of Series D-3 Preferred Shares, plus all declared but unpaid dividends.

(3)	Holders of Series D-2 Preferred Shares shall be entitled to receive a per share amount equal to 140% of the issue price of Series D-2 Preferred Shares, plus all declared but unpaid dividends.

(4)	Holders of the Series D-1 Preferred Shares shall be entitled to receive a per share amount equal to 140% of the issue price of Series D-1 Preferred Shares, plus all declared but unpaid dividends.

(5)	Holders of the Series D Preferred Shares shall be entitled to receive a per share amount equal to 140% of the issue price of Series D Preferred Shares, plus all declared but unpaid dividends.

(6)	Holders of the Series C+ Preferred Shares shall be entitled to receive a per share amount equal to 130% of the issue price of Series C+ Preferred Shares, plus all declared but unpaid dividends.

(7)	Holders of the Series C Preferred Shares shall be entitled to receive a per share amount equal to 140% of the issue price of Series C Preferred Shares, plus all declared but unpaid dividends.

(8)	Holders of the Series B Preferred Shares shall be entitled to receive a per share amount equal to 180% of the issue price of Series B Preferred Shares, plus all declared but unpaid dividends.

(9)	Holders of the Series A Preferred Shares shall be entitled to receive a per share amount equal to 180% of the issue price of Series A Preferred Shares, plus all declared but unpaid dividends.
After the liquidation amounts of all series of the Preferred Shares have been paid in full, holders of the ordinary shares shall be entitled to receive an amount per share equal to US$0.2882 (as adjusted for any share splits, share dividends, combinations, recapitalizations or similar transactions) plus any declared but unpaid dividends thereon.
After the liquidation amounts of all series of the Preferred Shares and ordinary shares have been paid in full, any remaining funds or assets of the Company legally available for distribution to shareholders shall be distributed ratably among the holders of the Preferred Shares, on an as-converted
basis, together with the holders of the ordinary shares.
In the event of a deemed liquidation that implies a valuation of the Company of no less than US$653 million, any proceeds resulting from such deemed liquidation shall be distributed ratably among the holders of the Preferred Shares, on an as-converted
basis, together with the holders of the ordinary shares.
Redemption right
The Company shall redeem all or a portion of the Preferred Shares, at the option of the holders, if the Company triggers any redemption events. One redemption event was that the holders could redeem all or portion of the Preferred Shares, at the option of the holders, after the 5th anniversary of the issuance date of Series E Preferred Shares (“Optional Redemption Date”) if the Company had not achieved a Qualified IPO on or before the Optional Redemption Date. The Optional Redemption Date had been amended for a number of times historically.
The price at which each of the Preferred Shares should be redeemed are summarized as follows:

•	Series A and B Preferred Shares – the higher of (1) the sum of 180% issue price and declared but unpaid dividends, or (2) fair market value of the Preferred Share.

•
All other series of the Preferred Shares – the higher of (1) the sum of issue price, interest calculated at 8% per year compound annually (calculated from the date specified in memorandum of association and articles of association) and any declared but unpaid dividends, or (2) fair market value of the Preferred Share.

Upon redemption, the Company shall pay the redemption price of Series B, C, C+, D,
D-1,
D-2,
D-3
and E Preferred Shares in cash or by converting it to debt payments payable over 24 months (or longer as may be agreed by the Company and each redeeming holder), carrying the annual simple interest 7% over the repayment period, at the sole option and discretion of the holder exercising such redemption rights. The option to convert the redemption price to debt payments is only available if the Company has sufficient fund to pay the redemption price on the redemption date. If on the redemption date, the funds of the Company legally available for redemption of the Preferred Shares are insufficient to redeem the total number of the Preferred Shares that are requested to be redeemed, the Preferred Shares that are requested to be redeemed shall be redeemed on a pari passu, pro rata basis. Any remaining Preferred Shares to be redeemed shall be carried forward and redeemed as soon as the Company has legally available funds to do so. The balance of any Preferred Shares subject to redemption with respect to which the Company has become obligated to pay the redemption price but which it has not paid in full shall continue to have all the powers, designations, preferences and relative participating, optional, and other special rights which such Preferred Shares had prior to the redemption date, until the redemption price and all other redemption payments have been paid in full.
Accounting of the Preferred Shares
The Company classified the Preferred Shares in the mezzanine section of the Consolidated Balance Sheets because they were contingently redeemable upon the occurrence of an event outside of the Company’s control (e.g. the Company not achieving a Qualified IPO before the Optional Redemption Date). The Preferred Shares were determined to be mezzanine equity with no embedded feature to be bifurcated and no BCF to be recognized. The Preferred Shares are initially recorded at their respective issuance date fair value, net of issuance cost.
Since the Preferred Shares become redeemable at the option of the holder at any time after the Optional Redemption Date, for each reporting period, the Company accreted the carrying amount of the Preferred Shares to the higher of (1) the fair market value of the Preferred Shares on the reporting date, or (2) the result of using effective interest rate method to accrete the Preferred Shares to the redemption prices on the Optional Redemption Date that were calculated with pre-determined
formulas (e.g., for Series A Preferred Shares, such redemption price shall be 180% of the issue price). While all Preferred Shares were automatically converted upon a Qualified IPO, the effectiveness of a Qualified IPO was not within the control of the Company and is not deemed probable to occur for accounting purposes until the effective date of the Qualified IPO. As such, the Company continued to recognize accretion of the Preferred Shares until the completion of the IPO on October 2, 2020 when all of the Preferred Shares of the Company were converted to ordinary shares. The accretion of the Preferred Shares w as RMB204.8 million (US$28.9 million),
RMB-121 million
(US$-18million) and nil for the years ended March 31, 2020, 2021 and 2022.

	Series A Preferred Shares		Series B Preferred Shares		Series C Preferred Shares		Series C+ Preferred Shares		Series D Preferred Shares		Series D-1 Preferred Shares		Series D-2 Preferred Shares		Series E Preferred Shares
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balance as of March 31, 2019	10,340,000	424,930	9,067,384	463,560	5,518,101	370,869	—	—	2,526,026	168,415	1,089,265	73,409	—	—	—	—
Issuance (Note a)	—	—	—	—	—	—	—	—	—	—	1,089,265	82,048	1,182,803	89,447	1,042,623	74,830
Accretion on the Preferred Shares to redemption value	—	59,192	—	64,122	—	49,550	—	—	—	19,768	—	8,825	—	17	—	3,322
Deemed dividend to preferred shareholders (Note b)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	401
Balances as of March 31, 2020	10,340,000	484,122	9,067,384	527,682	5,518,101	420,419	—	—	2,526,026	188,183	2,178,530	164,282	1,182,803	89,464	1,042,623	78,553
Issuance (Note a)	—	—	—	—	—	—	6,734,459	656,448	—	—	—	—	—	—	4,842,587	353,893
Accretion on the Preferred Shares to redemption value	—	(22,677)	—	(23,345)	—	(88,954)	—	6,360	—	(7,179)	—	577	—	2,850	—	11,495
Deemed dividend to preferred shareholders (Note b)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	12,039

Conversion of convertible redeemable preferred shares upon completion of the IPO	(10,340,000)	(461,445)	(9,067,384)	(504,337)	(5,518,101)	(331,465)	(6,734,459)	(662,808)	(2,526,026)	(181,004)	(2,178,530)	(164,859)	(1,182,803)	(92,314)	(5,885,210)	(455,980)

Balances as of March 31, 2021	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Note a: In March 2020
, 112,648 Series
D-2
Preferred Shares were issued upon conversion of Series
D-2
CW Notes, 107,016 Series
D-2
Preferred Shares were issued upon conversion of Series
D-2
DL Notes, all 1,089,265 Series
D-1
Preferred Shares were issued upon exercise of the Series
D-1
Warrant, 963,139 Series
D-2
Preferred Shares were issued upon exercise of the Series
D-2
Warrant. In August 2020
, 6,734,459 Series C+ Preferred Shares were issued upon conversion of Series C+ CMB Warrant. Please refer to Note 22 for further details.
Note b: For the years ended March 31, 2021 and 2022, the deemed dividend attributable to the Preferred Shares was

RMB12 million and nil, respectively.

The Company issued Series C+ Preferred Shares to be settled by the investor after the investor receiving the repayment of the CMB Investment from Guangcheng. The Company recorded a receivable for issuance of preferred shares in the amount of R
MB
303
 million (which is the present value of the principal amount of US$
46
million) in mezzanine equity for the consideration of the Series C+ Preferred Shares not yet received from the investors. After the completion of the IPO in October 2020, the Series C+ Preferred Shares were automatically converted into Class A ordinary shares. The Company accounted for the consideration of such-converted ordinary shares as receivable for issuance of ordinary shares in equity. As of March 31
, 2021
and 2022
, the receivable for issuance of ordinary shares is RMB312.5 million and RMB86.4 million, respectively

(Note 23).